Commitments and guarantees granted	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Commitments and guarantees granted

32. Commitments and guarantees granted

a)	Commitments

	December 31, 2023	December 31, 2022
Purchase of raw materials and services	5,361	6,534
Purchase of energy	2,316	2,605
	7,677	9,139

Commitments arise mainly from contracts for the acquisition of fuel and power and the purchase of raw materials and services. They represent the minimum required and non-cancelable payments related to contractual obligations.

b) Guarantee

	December 31, 2023			December 31, 2022
	Guarantee	Restricted cash	Liability (i)	Guarantee	Restricted cash	Liability (i)
Associates and joint ventures	274	-	-	1,522	-	103
Assets retirement obligations	910	-	-	644	73	-
	1,184	-	-	2,166	73	103

(i) The fair value of these financial guarantees is recorded as “Other financial liabilities” (note 14).

Guarantees for associates and joint ventures - The Company has issued financial guarantees to certain associates and joint ventures to the extent of its direct and indirect ownership interest. In March 2023, the Company completed the sale of its interest in CSP and derecognized the financial guarantee granted by the Company (note 16f). In 2022, there was an improvement in the credit risk rating of the associates and as a result of the decrease in the probability of default on the guaranteed debts, resulting in a gain in the amount of US$481 (2021: US$312) (note 6).

Guarantees related to asset retirement obligations - The Company has financial guarantees provided for the asset retirement obligations of its energy transition metals operations in Canada. In addition, for Indonesia, as collateral in relation to the bank guarantees issued by the bank in relation to the reclamation and mine closure guarantees Vale has bank deposits as collateral in relation to the bank guarantees issued by the bank in relation to the reclamation and mine closure guarantees.

Fixed assets given as guarantee for loans and financing - The securities issued through Vale’s wholly owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale and no other subsidiary of the Parent Company guarantees those securities.

Accounting policy

Power Purchase Agreements (“PPAs”) - The Company holds PPAs that were entered into and continue to be held for own use. As such, these contracts fall outside the scope of IFRS 9 – Financial Instruments. These PPAs are accounted for as executory contracts and are recorded as energy is received.